Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000010979 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
C000010979 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000010979 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000010979 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000010979 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000010979 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010979 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000010979 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000010979 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000010979 [Member] | PDD Holdings ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000010979 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.36%
C000010979 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000010979 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
C000010979 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000010979 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000010979 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000010979 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000010979 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000010979 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000010979 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000010979 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000010979 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	24.96%
C000010979 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.55%
C000010979 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.05%
C000010979 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.69%
C000010979 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000010979 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000010979 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000010979 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000010979 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000010979 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000010981 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
C000010981 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000010981 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000010981 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000010981 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000010981 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010981 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000010981 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000010981 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000010981 [Member] | PDD Holdings ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000010981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.36%
C000010981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000010981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
C000010981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000010981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000010981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000010981 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000010981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000010981 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000010981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000010981 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000010981 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	24.96%
C000010981 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.55%
C000010981 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.05%
C000010981 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.69%
C000010981 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000010981 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000010981 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000010981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000010981 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000010981 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000031063 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
C000031063 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000031063 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000031063 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000031063 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000031063 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000031063 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000031063 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000031063 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000031063 [Member] | PDD Holdings ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000031063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.36%
C000031063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000031063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
C000031063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000031063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000031063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000031063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000031063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000031063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000031063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000031063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000031063 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	24.96%
C000031063 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.55%
C000031063 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.05%
C000031063 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.69%
C000031063 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000031063 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000031063 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000031063 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000031063 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000031063 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000010982 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
C000010982 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000010982 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000010982 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000010982 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000010982 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010982 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000010982 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000010982 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000010982 [Member] | PDD Holdings ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000010982 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.36%
C000010982 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000010982 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
C000010982 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000010982 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000010982 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000010982 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000010982 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000010982 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000010982 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000010982 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000010982 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	24.96%
C000010982 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.55%
C000010982 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.05%
C000010982 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.69%
C000010982 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000010982 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000010982 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000010982 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000010982 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000010982 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000171463 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
C000171463 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000171463 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000171463 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000171463 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000171463 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171463 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000171463 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000171463 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000171463 [Member] | PDD Holdings ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000171463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.36%
C000171463 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000171463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
C000171463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000171463 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000171463 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000171463 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000171463 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000171463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000171463 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000171463 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000171463 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	24.96%
C000171463 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.55%
C000171463 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.05%
C000171463 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.69%
C000171463 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000171463 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000171463 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000171463 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000171463 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000171463 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.02%